Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2018
MML Fundamental Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MML Fundamental Value Fund
Supplement [Text Block]	msif_SupplementTextBlock
MML SERIES INVESTMENT FUND
MML Fundamental Value Fund
Supplement dated February 6, 2019 to the
Prospectus dated May 1, 2018 and the
Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

On February 5, 2019, the following changes became effective for the MML Fundamental Value Fund:

Boston Partners Global Investors, Inc., (“Boston Partners”) replaced Wellington Management Company LLP (“Wellington Management”), as a subadviser of the MML Fundamental Value Fund. Therefore, all references to Wellington Management as a subadviser of the MML Fundamental Value Fund are hereby deleted.

Strategy [Heading]	rr_StrategyHeading	The following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (pages 28-29 of the Prospectus):
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of issuers that the Fund’s subadviser, Boston Partners Global Investors, Inc., (“Boston Partners”), believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which Wellington Management believes are generally above $1 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The Fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities for the Fund, Boston Partners examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. Boston Partners selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power, growth, and other investment criteria. Boston Partners’ will sell a security when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in the fundamentals or business momentum. Each holding has a target valuation established at purchase, which Boston Partners continuously monitors and adjusts as appropriate.

Risk [Heading]	rr_RiskHeading	The following information supplements the information found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 29 of the Prospectus):
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. Federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE